Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning	$ 2,981,705	$ 2,625,765
Increase in allowance for doubtful accounts	862,644	180,305
Foreign exchange difference	(160,507)	175,635
Allowance for doubtful accounts, ending	$ (3,683,842)	$ 2,981,705